RISK MANAGEMENT - Modified financial assets - Foreclosed assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management [abstract]
Foreclosed assets received	$ 116,299	$ 76,116
Foreclosed assets sold	$ 43,731	$ 90,940